Segment, Customer Concentration and Geographical Information (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Revenues Generated by Each Business Unit

The following table shows the revenues generated by each business unit (in thousands):

	Year Ended December 31,
	2016	2015	2014
Wireless	$23,086	$33,553	$31,276
Graphics	5,149	5,954	5,703
Total revenues	28,235	39,507	36,979
Cost of revenues	7,564	8,152	9,317
Gross profit	$20,671	$31,355	$27,662

Company's Customers that Represent 10% or More of Company's Revenues

A summary of the Company’s customers that represent 10% or more of the Company’s revenues is as follows:

	Year Ended December 31,
	2016	2015	2014
Wireless:
Sprint (& affiliates)	62.6%	65.4%	68.0%
Graphics:
FastSpring	13.5%	11.3%	11.2%

Company Revenue in Different Geographic Locations

Revenues attributed to the geographic location of the customer’s bill-to address, were as follows (in thousands):

	Year ended December 31,
	2016	2015	2014
Americas	$27,618	$39,008	$35,689
EMEA	424	239	964
Asia Pacific	193	260	326
Total revenues	$28,235	$39,507	$36,979